Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
7. Debt
Debt is comprised of the following as of the periods presented (in thousands):

Description	December 31, 2021	December 31, 2020
Senior Secured Credit Agreement, interest payable at either prime + 2.0% subject to a floor or LIBOR + 2.75%, due February 2023 (inclusive of paid in kind interest; the related fees of $313 and $595 as of December 31, 2021 and 2020, respectively, are presented as other long-term assets on the Consolidated Balance Sheets)	$419	$13,059
Second Lien Credit Agreement, interest payable at 12.375%, due May 2023 ($40,000 principal amount), and paid in-kind interest of $1,374 as of December 31, 2020	—	39,920
Series B-3 Convertible Notes, interest payable at 10%, due August 2023, ($95,000 principal amount), and paid in-kind interest $7,176 as of December 31, 2020	—	89,037
Series B-4 Convertible Notes, interest payable at 10%, due August 2023, ($25,000 principal amount), and paid in-kind interest of $1,549 as of December 31, 2020	—	24,884
Series B Convertible Notes, interest payable at 10%, due August 2023 ($5,000 principal amount), and paid in-kind interest of $371 as of December 31, 2020	—	4,924
Note payable	—	400

Total debt	419	172,224
Less current portion	—	(400)

Total long-term debt	$419	$171,824

The Company’s debt is stated at its carrying amount.
In July 2021, the Company settled substantially all of its existing indebtedness, totaling $178.4 million in connection with the consummation of the Business Combination and pursuant to the terms of the Merger Agreement. The Company’s Series B, Series
B-3
and Series
B-4
Convertible Notes were fully converted into 37,695,910 shares of common stock, adjusted by the Exchange Ratio of 71.26. The Company recognized a loss on conversion of debt of $12.1 million related to the write-off
of the deferred beneficial conversion feature and warrant costs within interest expense in the Consolidated Statement of Operations and Comprehensive Loss. The Company also repaid in full and terminated its Second Lien Credit Agreement and recognized a loss on extinguishment of debt of $1.1 million related to unamortized discounts as separately disclosed within the Consolidated Statement of Operations and Comprehensive Loss.
Senior Secured Credit Agreement
In March 2017, the Company refinanced its existing debt through the execution of that certain Credit Agreement, dated as of March 9, 2017 (as amended, the “Senior Secured Credit Agreement”), among Legacy Sharecare, certain subsidiaries of Legacy Sharecare (together with Legacy Sharecare, the “Borrowers”), the lenders named therein (the “Lenders”) and Wells Fargo Bank, National Association, as administrative agent (the “Administrative Agent”).
The Senior Secured Credit Agreement provides for a senior secured revolving credit facility with total commitments of $60.0 million (the “Revolving Facility”). Availability under the Revolving Facility is generally subject to a borrowing base based on a percentage of applicable eligible receivables. Borrowings under the Revolving Facility generally bear interest at a rate equal to, at the applicable Borrower’s option, either (a) a base rate or (b) a rate based on LIBOR, in each case, plus an applicable margin. The applicable margin is based on a fixed charge coverage ratio and ranges from (i) 1.75% to 2.25% for U.S. base rate loans and (ii) 2.75% to 3.25% for LIBOR. The Senior Secured Credit Agreement matures on February 10, 2023. Borrowings under the Senior Secured Credit Agreement are secured by all assets of the Company.
In connection with the consummation of the Business Combination, Legacy Sharecare, the other Borrowers, the Lenders and the Administrative Agent, entered into an Amendment Number Six to the Senior Secured Credit Agreement (the “Sixth Amendment”). Pursuant to the Sixth Amendment, the Administrative Agent and Lenders provided certain consents with respect to the consummation of the Transactions and certain amendments were made to the terms of the Senior Secured Credit Agreement to reflect the Transactions. The Company and certain other subsidiaries of Legacy Sharecare executed joinders to become a party to the Senior Secured Credit Agreement as required by the Sixth Amendment in July 2021.
The Senior Secured Credit Agreement contains a number of customary affirmative and negative covenants and the Company in compliance with those covenants as of December 31, 2021. As of December 31, 2021, $50.7 million was available for borrowing under the Revolving Facility net of the letters of credit (Note 12) and associated miscellaneous fees.